Financial risks (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Abstract]
Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31,
	2024	2023
	$	$
Cash	9,639	9,225
Amounts receivable	73	1,767
Other assets	975	1,037
Accounts payable and accrued liabilities	(285)	(473)
Revolving credit facility	(80,000)	(115,000)

Net exposure, in U.S. dollars	(69,598)	(103,444)

Equivalent in Canadian dollars	(100,145)	(136,815)

Disclosure of detailed information about liquidity risk [Table Text Block]
	As at December 31, 2024
	Total amount payable		Estimated annual payments
		Maturity	2025	2026	2027	2028	2029
	$		$	$	$	$	$

Revolving credit facility (i)	115,226	April 30, 2028	6,397	6,397	6,397	96,035	-
Lease liabilities	5,916	December 31, 2029	1,245	1,259	1,259	1,113	1,040
	121,142		7,642	7,656	7,656	97,148	1,040

(i) The interest payable is based on the actual interest rates and foreign exchange rates as at December 31, 2024.